CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 673,102	$ 96,947	¥ 400,657	$ 57,707	¥ 485,556	¥ 544,318
Time deposits	804,692	115,900	1,220,797
Other current assets	18,825	2,711	15,845
Total current assets	1,707,032	245,861	1,712,086
Non-current assets:
Property and equipment, net	53,935	7,768	44,194
Total non-current assets	369,860	53,273	372,411
TOTAL ASSETS	2,076,892	299,134	2,084,497
Current liabilities:
Accrued payroll and welfare payable	16,270	2,343	15,890
Accrued expenses and other liabilities	184,155	26,524	140,612
Total current liabilities	209,475	30,170	157,822
TOTAL LIABILITIES	268,849	38,721	218,161
Shareholders’ equity:
Additional paid-in capital	2,198,385	316,633	2,022,369
Treasury shares	(123,258)	(17,753)	(8,773)
Accumulated other comprehensive income	172,589	24,858	89,488
Accumulated deficit	(538,328)	(77,535)	(335,363)
Total shareholder's equity	1,709,531	246,224	1,767,863
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY	2,076,892	299,134	2,084,497
Class A Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	115	17	110
Class B Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	28	4	32
Parent Company [Member]
Current assets:
Cash and cash equivalents	341,671	49,211	20,594	$ 2,966	¥ 93,748	¥ 369,936
Time deposits	700,637	100,913	1,025,989
Other current assets	23,728	3,418	5,246
Amounts due from intergroup companies	194,117	27,959	252,816
Total current assets	1,260,153	181,501	1,304,645
Non-current assets:
Investment in subsidiaries and VIEs	566,267	81,559	485,874
Property and equipment, net	343	49	402
Total non-current assets	566,610	81,608	486,276
TOTAL ASSETS	1,826,763	263,109	1,790,921
Current liabilities:
Accrued payroll and welfare payable	43	7	145
Accrued expenses and other liabilities	112,548	16,210	8,736
Amounts due to intergroup companies	4,641	668	14,177
Total current liabilities	117,232	16,885	23,058
TOTAL LIABILITIES	117,232	16,885	23,058
Shareholders’ equity:
Additional paid-in capital	2,198,385	316,633	2,022,369
Treasury shares	(123,258)	(17,753)	(8,773)
Accumulated other comprehensive income	172,589	24,858	89,488
Accumulated deficit	(538,328)	(77,535)	(335,363)
Total shareholder's equity	1,709,531	246,224	1,767,863
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY	1,826,763	263,109	1,790,921
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	115	17	110
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	¥ 28	$ 4	¥ 32